5. INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Warrant liability	$ 1,990	$ 697
Accrued executive compensation	447	540
Reserves and other	301	255
Net operating loss carryforwards	20,726	27,958
Gross	23,464	29,450
Valuation allowance	(23,464)	(29,450)
Net	$ 0	$ 0